Condensed Statement of Operations and Comprehensive Loss (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Revenue	$ 468,264	$ 0	$ 0	$ 1,513,648	$ 0	$ 358,848
Cost of revenue	(99,824)	0	0	(176,884)	0	(153,161)
Gross profit	368,440	0	0	1,336,764	0	205,687
Operating expenses
General and administrative expenses	(313,828)	(24,284)	0	(547,241)	(24,572)	(205,821)
Income (loss) from operations	54,612	(24,284)	0	789,523	(24,572)	(134)
Other income	44	1	0	63	1	10
Income (loss) before income tax expense (benefit)	54,656	(24,283)	0	789,586	(24,571)	(124)
Income tax expense (benefit)	13,044	(398)	0	138,105	(398)	3,545
Net income (loss)	41,612	(23,885)	0	651,481	(24,173)	(3,669)
Foreign currency translation adjustment	(692)	(9)	0	1,704	(9)	(733)
Comprehensive Income/(Loss)	$ 40,920	$ (23,894)	$ 0	$ 653,185	$ (24,182)	$ (4,402)